SUPPLEMENT DATED OCTOBER 25, 2013

TO THE PROSPECTUS FOR FIRST INVESTORS LIFE FIRST CHOICE
AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
OFFERED BY FIRST INVESTORS LIFE INSURANCE COMPANY
THROUGH FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
DATED MAY 1, 2013

1. Under the heading “The Life Series Funds” on page 9, the reference to Paradigm Capital Management, Inc., in the second paragraph is deleted in its entirety.

2. The address listed for First Investors Life Insurance Company and any affiliated company as 55 Broadway, New York, NY 10006 is deleted and replaced with the following:

40 Wall Street, New York, NY 10005.

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Please retain this Supplement for future reference.

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